Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues
Total revenues, net of rebates and discounts (including transactions with related parties of USD 15,991, USD 17,270 and USD 15,963 for the years ended December 31, 2022, 2023 and 2024, respectively)	$ 324,405	$ 364,911	$ 342,564
Taxes and surcharges	(1,265)	(1,189)	(1,067)
Net revenues	323,140	363,722	341,497
Costs of revenues (including transactions with related parties of USD 87, USD 39 and nil for the years ended December 31, 2022, 2023 and 2024, respectively)	(155,567)	(200,649)	(200,054)
Gross profit	167,573	163,073	141,443
Operating expenses
Research and development expenses	(71,572)	(74,201)	(67,680)
Sales and marketing expenses	(44,842)	(43,509)	(24,841)
General and administrative expenses	(45,827)	(46,875)	(39,701)
Impairment of goodwill	(20,748)	0	0
Credit loss write-back/(expenses), net	(288)	(100)	844
Total operating expenses	(183,277)	(164,685)	(131,378)
Operating income/(loss)	(15,704)	(1,612)	10,065
Interest income	4,892	4,619	1,898
Interest expense	(728)	(1,514)	(93)
Other income, net	9,183	16,904	13,545
Income/(loss) before income taxes	(2,357)	18,397	25,415
Income tax (expenses)/benefits	3,020	(4,131)	(4,068)
Net income for the year	663	14,266	21,347
Less: net (loss)/income attributable to the non-controlling interests	(552)	41	(116)
Net income attributable to Xunlei Limited	1,215	14,225	21,463
Net income for the year	663	14,266	21,347
Other comprehensive loss: Currency translation adjustments, net of tax	(2,749)	(4,203)	(16,427)
Comprehensive income/(loss)	(2,086)	10,063	4,920
Less: comprehensive income/(loss) attributable to non-controlling interests	(520)	83	408
Comprehensive income/(loss) attributable to Xunlei Limited	$ (1,566)	$ 9,980	$ 4,512
Income per share for common shares
Basic (in dollars per share)	$ 0.0038	$ 0.0436	$ 0.0639
Diluted (in dollars per share)	$ 0.0038	$ 0.0435	$ 0.0638
Weighted average number of common shares used in calculating
Basic (in shares)	318,758,374	326,390,687	336,040,378
Diluted (in shares)	319,146,281	326,849,502	336,235,501